LEASES (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
2024		$ 62,411
Total		62,411
Less imputed interest		(88)
Operating lease liabilities	$ 0	$ 62,323	$ 427,061